Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
ASSETS
Restricted cash and short-term deposits	$ 132,462	$ 134,043
Liabilities
Current portion of long-term debt and short-term debt	(327,169)	(344,778)
Long-term debt	(850,443)	(844,546)
Total liabilities	(1,371,016)	(1,379,386)
VIE debt
ASSETS
Restricted cash and short-term deposits	18,539	21,691
Liabilities
Current portion of long-term debt and short-term debt	(305,708)	(337,547)
Long-term debt	(108,658)	(156,563)
Total liabilities	$ (414,366)	$ (494,110)